Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event [Abstract]
Subsequent Event
(26) Subsequent Event

On February 13, 2012, the Company announced that it would exercise its right to suspend its regularly scheduled interest payments on its trust preferred securities.  The Company may defer interest payments for consecutive periods of up to five years (20 consecutive quarters) without default or penalty under the terms of the trust preferred agreements.  Interest payments on the trust preferred securities will continue to be accrued for payment at a future date and reported as an expense in the financial statements.  The Company also announced that it would exercise its right to suspend the $350,000 quarterly dividend payment on its $28 million of Cumulative Perpetual Preferred Stock, Series A that was issued to the U.S. Treasury under its Capital Purchase Program.  The Company may defer dividend payments for up to six consecutive quarters without default or penalty under the terms of the investment documents.  The quarterly dividend payments on the Company's Series A preferred stock will also continue to be accrued for payment at a future date.  The accrued dividends will be reported for the duration of the deferral period as a preferred dividend requirement that is deducted from income available to common stockholders for financial statement purposes.  Both deferral decisions were made in consultation with the Georgia Department of Banking and Finance and the Federal Reserve Bank of Atlanta.